Revenue (Details) - GBP (£) £ in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	£ 90,500	£ 92,200	£ 350,950	£ 287,930	£ 217,613
Deferred income	60,590		60,590	2,100	2,400
United Kingdom
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue			155,507	129,513	98,571
North America
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue			100,089	79,231	45,600
Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue			85,882	79,186	73,442
Rest Of World
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue			9,472	0	0
Payments and Financial Services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue			185,175	152,179	123,675
TMT
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue			90,255	78,888	61,095
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue			75,520	£ 56,863	£ 32,843
Time and materials contracts
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue			305,766
Fixed price contracts
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue			45,184
Less than 1 year
Disclosure of disaggregation of revenue from contracts with customers [line items]
Deferred income	28,405		28,405
1 to 2 years
Disclosure of disaggregation of revenue from contracts with customers [line items]
Deferred income	16,917		16,917
2 to 3 years
Disclosure of disaggregation of revenue from contracts with customers [line items]
Deferred income	11,040		11,040
More than 3 years
Disclosure of disaggregation of revenue from contracts with customers [line items]
Deferred income	£ 4,228		£ 4,228